Vessel Purchase Prepayments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended						12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Aug. 31, 2019	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment							$ 185,672	$ 72,000
Deposits to vessel purchase prepayments							125,800	$ 0
Vessels and equipment | Flex Constellation
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment						$ 36,000
Vessels and equipment | Flex Courageous
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment					$ 36,000
Vessels and equipment | Flex Aurora
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment				$ 37,000
Vessels and equipment | Flex Aurora | Prepayment to Geveran | Geveran
Property, Plant and Equipment [Line Items]
Deposits to vessel purchase prepayments				$ 17,800
Delivery postponement				1 month
Vessels and equipment | Flex Amber
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment	$ 37,000
Vessels and equipment | Flex Amber | Prepayment to Geveran | Geveran
Property, Plant and Equipment [Line Items]
Deposits to vessel purchase prepayments				$ 17,800
Delivery postponement				3 months
Vessels and equipment | Flex Artemis
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment			$ 55,800
Vessels and equipment | Flex Resolute
Property, Plant and Equipment [Line Items]
Transfer to vessels and equipment		$ 55,800
Vessels and equipment | Flex Freedom
Property, Plant and Equipment [Line Items]
Deposits to vessel purchase prepayments							$ 125,800